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December 1, 2006

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  ING Equity Trust
     (File Nos. 333-56881; 811-8817)

     Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment Nos. 75/79 and (the "Amendment") to the Registration Statement of ING Equity Trust. The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended and shall become effective on February 1, 2007. This Amendment is being filed primarily for the purpose of updating the disclosure contained in the prospectus of ING Principal Protection Fund II, a series of ING Equity Trust. As disclosed in past filings, ING Principal Protection Fund II was designed to convert from a fund focused primarily on the preservation of investor principal to an equity index fund after a period of five years. Upon effectiveness of the B filing, ING Principal Protection Fund II will be known as ING Index Plus LargeCap Equity Fund II. Should you have any questions concerning the attached filing, please contact the undersigned 202.261.3499.

                                        Regards,


                                        /s/ Karl J. Paulson Egbert
                                        ----------------------------------------
                                        Karl J. Paulson Egbert
                                        Dechert LLP

Attachment

cc:  Huey P. Falgout, Jr., Esq.
     ING Investments LLC

     Jeffrey S. Puretz, Esq.
     Dechert LLP